Note 23 - Financial instruments - Schedule of Financial Assets and Liabilities by Categories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Amortised costs, total financial assets	$ 5,157	$ 7,787
Fair value, total financial assets	4,421	1,166
Total financial assets	9,578	8,953
Amortised costs, total financial liabilities	855	1,034
Fair value, total financial liabilities	0	0
Total financial liabilities	855	1,034
Financial assets, cash [member]
Statement Line Items [Line Items]
Amortized cost, assets	4,912	7,313
Fair value, assets	0	0
Current financial assets	4,912	7,313
Fair value, assets	0	0
Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
Fair value, assets	2,358	1,166
Current financial assets	2,358	1,166
Fair value, assets	2,358	1,166
Financial assets, other investments [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
Fair value, assets	2,063	0
Current financial assets	2,063	0
Fair value, assets	2,063	0
Financial assets, deposits [member]
Statement Line Items [Line Items]
Amortized cost, assets	191	100
Fair value, assets	0	0
Current financial assets	191	100
Fair value, assets	0	0
Trade receivables [member]
Statement Line Items [Line Items]
Amortized cost, assets	54	374
Fair value, assets		0
Current financial assets	54	374
Fair value, assets		0
Financial Liabilities, accounts payable and accrued liabilities [member]
Statement Line Items [Line Items]
Amortised costs, liabilities	855	1,034
Fair value, liabilities	0	0
Current financial liabilities	$ 855	$ 1,034